Share-based compensation	6 Months Ended
Jun. 30, 2012
Share-based compensation
13.	Share-based compensation:

In December 2005, the Company’s Board of Directors adopted the Seaspan Corporation Stock Incentive Plan (the Plan), under which our officers, employees and directors may be granted options, restricted shares, phantom shares, and other stock-based awards as may be determined by the Company’s Board of Directors. A total of 2,000,000 shares of common stock are reserved for issuance under the Plan, which is administered by the Company’s Board of Directors. The Plan expires ten years from the date of its adoption. As at June 30, 2012, there are 887,621 (December 31, 2011—987,972) remaining shares left for issuance under this plan.

Class A common shares are issued on a one for one basis in exchange for the cancellation of vested restricted shares and phantom share units. The restricted shares generally vest over one year and the phantom share units generally vest over three years.

A summary of the Company’s outstanding restricted shares and phantom share units as of and for the six months ended June 30, 2012 is presented below:

	Restricted shares		Phantom share units
	Number of shares	W.A. grant date FV	Number of shares	W.A. grant date FV
December 31, 2011	43,200	$13.04	534,000	$12.72
Granted	60,351	14.09	40,000	17.68
Vested	(43,200)	13.04	—	—

June 30, 2012	60,351	$14.09	574,000	$13.07

As vested outstanding phantom share units are only exchanged for common shares upon written notice from the holder, the phantom share units that are exchanged for common shares may include units that vested in prior periods. At June 30, 2012, 340,000 (December 31, 2011—167,000) of the outstanding phantom share units were vested and available for exchange by the holder.

During the three and six months ended June 30, 2012, the Company recognized $656,000 and $1,404,000 (June 30, 2011—$490,000 and $877,000) related to restricted share units and phantom share units, and $188,000 and $375,000 (June 30, 2011—nil and nil) in share-based compensation expenses related to other stock-based awards. In addition, the Company recognized nil and $184,000 (June 30, 2011—nil and nil) during the three and six months ended June 30, 2012 in other stock-based awards that was capitalized to vessels under construction. During the six months ended June 30, 2012, the total fair value of shares vested was $563,000 (December 31, 2011—$462,000). As at June 30, 2012, there was $2,369,000 (December 31, 2011—$2,516,000) of total unrecognized compensation cost to be recognized relating to unvested share-based compensation awards, which are expected to be recognized over a weighted average period of 18 months.

On January 27, 2012, as part of the acquisition of the Manager, the Company continued the Manager’s long-term incentive plan for certain of its employees (“the Participants”). Under this plan, the Manager has accrued for a bonus to employees to be paid, in part, with shares of the Company. At the acquisition date, $1,160,000 had been recorded related to this plan which has been transferred to additional paid in capital on the acquisition date. At June 30, 2012, the total amount has been recognized. The shares were transferred by the Company to the Participants prior to June 30, 2012.